Label	Element	Value
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001424958_SupplementTextBlock

DIREXION SHARES ETF TRUST

Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares (HEGE)

Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares (HEGJ)

Supplement dated October 1, 2015 to the

Summary Prospectuses dated June 10, 2015 and to the

Prospectus and Statement of Additional Information (“SAI”)

each dated June 3, 2015

Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective October 1, 2015, Rafferty Asset Management, LLC (“Rafferty”), investment adviser to the Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares and the Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares, each a series of the Direxion Shares ETF Trust (each a “Fund” and collectively, the “Funds”), has agreed to a contractual waiver of 0.15% of its Management Fee for each Fund through September 1, 2017.

In addition, Rafferty has contractually agreed to waive all or a portion of its Management Fee and/or to reimburse the Funds for “Other Expenses” through September 1, 2017, to the extent that a Fund’s Total Annual Fund Operating Expenses exceed 0.80% of the Fund’s daily net assets, pursuant to the Operating Expense Limitation Agreement as described below and in the Funds’ Prospectus.

In accordance with these changes, as of October 1, 2015, the “Annual Fund Operating Expenses” table and corresponding “Expense Example” appearing in the summary section of the Prospectus for each Fund under the heading “Fees and Expenses of the Fund” are hereby replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 01, 2017
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain a copy of this Supplement with your Summary Prospectus, Prospectus and SAI.
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares | Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.21%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[2]
Expense Cap/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	rr_NetExpensesOverAssets	0.91%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 324

[1]	In addition, Rafferty has contractually agreed to waive 0.15% of its Management Fee through September 1, 2017, which is not subject to reimbursement by the Fund. There is no guarantee that the Management Fee waiver will continue after September 1, 2017. This contractual waiver may be terminated at any time by the Board of Trustees.
[2]	Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty contractually agreed to cap all or a portion of its Management Fee and/or to reimburse the Fund for Other Expenses through September 1, 2017, to the extent that the Fund's Total Annual Fund Operating Expenses exceed 0.80% of the Fund's daily net assets (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.
[3]	Other Expenses are estimated for the Fund's current fiscal year.